FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2023				June 30, 2022
	USD	CAD	EUR	GBP	USD	CAD	EUR
	A$	A$	A$	A$	A$	A$	A$
Cash at Bank / on hand	1,296,082	10,766	100,369	41,858	3,299,787	3,318	199,758
Trade and other receivables	611,193	11,252	17,690	26,376	606,075	-	16,033
Trade and other payables	(455,167)	(3,795)	(151,327)	(31,441)	(412,511)	(1,652)	(46,790)

SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES

The tables below analyze the Company’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contrac- tual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	A$	A$	A$	A$	A$	A$	A$
At June 30, 2023
Trade and other payables	1,617,333	-	-	-	-	1,617,333	1,617,333
Lease liabilities	158,316	161,154	208,957	21,636	1,817	551,880	532,846
Total	1,775,649	161,154	208,957	21,636	1,817	2,169,213	2,150,179

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contrac- tual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	A$	A$	A$	A$	A$	A$	A$
At June 30, 2022
Trade and other payables	2,122,379	-	-	-	-	2,122,379	2,122,379
Lease liabilities	133,507	136,250	255,601	163,896	-	689,254	652,526
Total	2,255,886	136,250	255,601	163,896	-	2,811,633	2,774,905

SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2023	1,516,646	6,334,551	7,851,197	4.46	At call
	2022	1,971,827	9,759,498	11,731,325	1.31	At call
Bonds / deposits	2023	-	17,440	17,440		At call
	2022	-	13,257	13,257	-	At call
Totals	2023	1,516,646	6,351,991	7,868,637
	2022	1,971,827	9,772,755	11,744,582
Financial liabilities
Borrowings	2023	-	-	-	-	-
	2022	-	-	-	-	-
Leases	2023	-	532,846	532,846	4.77%	-
	2022	-	652,526	652,526	4.55%	-
Totals	2023	-
	2022	-	652,526	652,526